NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
NET LOSS PER SHARE [Abstract]
Schedule of net loss per share, basic and diluted
	For the years ended December 31,
	2014	2015	2016
Numerator:
Net loss attributable to the Company	(43,856,347)	(93,570,188)	(25,293,145)
-Continuing operations	(4,323,249)	(104,646,123)	(25,293,145)
-Discontinued operations	(39,533,098)	11,075,935	-
Accretion for Series A-1 Preferred Shares	(1,445,125)	(442,409)	-
Accretion for Series A-2 Preferred Shares	(36,947,001)	(1,202,748)	-
Accretion for Series B Preferred Shares	(2,422,383)	(720,194)	-
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(84,670,856)	(95,935,539)	(25,293,145)
-Continuing operations	(8,346,641)	(104,646,123)	(25,293,145)
-Discontinued operations	(76,324,215)	8,710,584	-
Accretion for Series A-1 Preferred Shares	1,445,125	442,409	-
Net income attributable to Series A-1 P referred Shareholders for computing basic net income per Series A-1 Preferred Shares	1,445,125	442,409	-
Accretion for Series A-2 Preferred Shares	36,947,001	1,202,748	-
Net income attributable to Series A-2 P referred Shareholders for computing basic net income per Series A-2 Preferred Shares	36,947,001	1,202,748	-
Accretion for Series B Preferred Shares	2,422,383	720,194	-
Net income attributable to Series B P referred Shareholders for computing basic net income per Series B Preferred Shares	2,422,383	720,194	-
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	303,886,640	1,001,754,524	1,474,087,060
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	303,886,640	1,001,754,524	1,474,087,060
Weighted average shares outstanding used in computing basic net income per Series A-1 Preferred Shares	12,202,988	3,242,986	-
Weighted average shares outstanding used in computing basic net income per Series A-2 Preferred Shares	122,029,877	32,429,858	-
Weighted average shares outstanding used in computing basic net income per Series B Preferred Shares	30,507,471	8,107,465	-

	For the years ended December 31,
	2014	2015	2016
Net loss per ordinary share
Basic	(0.28)	(0.09)	(0.02)
Diluted	(0.28)	(0.09)	(0.02)
Net loss per ordinary share from continuing operations
Basic	(0.03)	(0.10)	(0.02)
Diluted	(0.03)	(0.10)	(0.02)
Net (loss)/income per share from discontinued operations
Basic	(0.25)	0.01	-
Driluted	(0.25)	0.01	-
Net income per Series A-1 P referred Share-Basic	0.12	0.14	-
Net income per Series A-2 P referred Share-Basic	0.30	0.04	-
Net income per Series B P referred Share-Basic	0.08	0.09	-

Weighted average shares used in calculating net loss per ordinary share
Basic
Continuing operations	303,886,640	1,001,754,524	1,474,087,060
Discontinued operations	303,886,640	1,001,754,524	-
Diluted
Continuing operations	303,886,640	1,001,754,524	1,474,087,060
Discontinued operations	303,886,640	1,043,473,265	-
Weighted average shares used in calculating net loss per
Series A-1 preferred shares	12,202,988	3,242,986	-
Series A-2 preferred shares	122,029,877	32,429,858	-
Series B preferred shares	30,507,471	8,107,465	-